Shareholder Report, Holdings (Details)_17	Jun. 30, 2024
Institutional Shares | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Institutional Shares | Samsung Electronics Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Institutional Shares | Tencent Holdings, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Institutional Shares | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Institutional Shares | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Institutional Shares | Reliance Industries, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Institutional Shares | ICICI Bank, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Institutional Shares | Mahindra & Mahindra, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Institutional Shares | Axis Bank, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Institutional Shares | Bank Rakyat Indonesia Persero Tbk PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Institutional Shares | Cash & other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Institutional Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Institutional Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Institutional Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Institutional Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Institutional Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Institutional Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Institutional Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Institutional Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Institutional Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Institutional Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Institutional Shares | United States
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Institutional Shares | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Institutional Shares | India
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Institutional Shares | China
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Institutional Shares | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Institutional Shares | South Korea
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Institutional Shares | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Institutional Shares | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Institutional Shares | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Investor Shares | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Investor Shares | Samsung Electronics Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Investor Shares | Tencent Holdings, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Investor Shares | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Investor Shares | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Investor Shares | Reliance Industries, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Investor Shares | ICICI Bank, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Investor Shares | Mahindra & Mahindra, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Investor Shares | Axis Bank, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Investor Shares | Bank Rakyat Indonesia Persero Tbk PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Investor Shares | Cash & other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Investor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Investor Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Investor Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Investor Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Investor Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Investor Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Investor Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Investor Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Investor Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Investor Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Investor Shares | United States
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Investor Shares | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Investor Shares | India
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Investor Shares | China
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Investor Shares | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Investor Shares | South Korea
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Investor Shares | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Investor Shares | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Investor Shares | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Advisor Shares | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Advisor Shares | Samsung Electronics Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Advisor Shares | Tencent Holdings, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Advisor Shares | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Advisor Shares | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Advisor Shares | Reliance Industries, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Advisor Shares | ICICI Bank, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Advisor Shares | Mahindra & Mahindra, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Advisor Shares | Axis Bank, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Advisor Shares | Bank Rakyat Indonesia Persero Tbk PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Advisor Shares | Cash & other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Advisor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Advisor Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Advisor Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Advisor Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Advisor Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Advisor Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Advisor Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Advisor Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Advisor Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Advisor Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Advisor Shares | United States
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Advisor Shares | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Advisor Shares | India
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Advisor Shares | China
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Advisor Shares | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Advisor Shares | South Korea
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Advisor Shares | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Advisor Shares | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Advisor Shares | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.20%